PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Oct. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Summary of prepaid expenses and other current assets

At October 31, 2021 and 2020, prepaid expenses and other current assets consisted of the following:

	October 31, 2021	October 31, 2020
Prepaid professional fees (1)	$133,683	$457,123
Prepaid directors and officers' liability insurance premium	214,188	—
Recoverable VAT	67,105	—
Other	50,674	37,353
	$465,650	$494,476

(1)	Prepaid professional fees mainly relate to cash paid in advance for consulting and advisory service. These amounts are recognized as expense over the related service periods.